Other receivables - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other receivables
Municipal tax on passenger boarding fees	$ 6,157	$ 5,534
Fair value of financial assets within non-current receivables	$ 46,700	$ 45,600